Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on November 15, 2016 and covers activity from October 01, 2016 through October 31, 2016.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of November 2016.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Robert J. Parslow
Name:	Robert J. Parslow
Title:	Director ABS Operations

A. Trust Activity	Trust Totals

Record Date	October 31, 2016
Number of days in Monthly Period	31
Beginning Number of Accounts	16,113,466
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	24,085,550,466.42
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	24,085,550,466.42
Finance Charge Collections (excluding Recoveries)	400,972,535.36
Collections of Discount Option Receivables	0.00
Recoveries	12,510,915.64
Total Collections of Finance Charge Receivables	413,483,451.00
Total Collections of Principal Receivables	7,604,539,801.80
Monthly Payment Rate	30.5546%
Defaulted Amount	35,319,922.17
Annualized Default Rate	1.7187%
Annualized Default Rate, Net of Recoveries	1.1099%
Trust Portfolio Yield	18.4865%
New Principal Receivables	7,750,944,249.34
Ending Number of Accounts	16,106,432
Ending Principal Receivables Balance	24,196,634,991.79
Ending Required Minimum Principal Balance	13,458,089,780.00
Ending Transferor Amount	11,618,980,991.79
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	24,196,634,991.79
Ending Total Accounts Receivable	24,879,669,731.13

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 1

2014-2	1,156,070,000.00	1,156,070,000.00	0.00	80,924,900.00	9.19%	38,005,164.81	1,149,935.77	698,968,212.09	3,246,416.42
2014-3	1,734,105,000.00	1,734,105,000.00	0.00	121,387,350.00	13.79%	57,007,747.22	1,724,903.66	1,048,452,318.14	4,869,624.62
2014-4	1,156,070,000.00	1,156,070,000.00	0.00	80,924,900.00	9.19%	38,005,164.81	1,149,935.77	698,968,212.09	3,246,416.42

Total	4,046,245,000.00	4,046,245,000.00	0.00	283,237,150.00	32.17%	133,018,076.84	4,024,775.20	2,446,388,742.32	11,362,457.46
Group 2

2008-2	1,363,638,000.00	1,363,638,000.00	0.00	95,454,660.00	10.84%	44,828,848.54	1,356,402.39	824,465,313.34	3,829,298.22
2012-1	606,062,000.00	606,062,000.00	0.00	42,424,340.00	4.82%	19,923,954.60	602,846.17	366,429,431.22	1,701,912.19
2012-A	119,050,000.00	119,050,000.00	0.00	8,333,500.00	0.95%	3,913,703.21	118,418.31	71,978,483.70	334,310.10
2012-4	1,181,820,000.00	1,181,820,000.00	0.00	82,727,400.00	9.40%	38,851,681.88	1,175,549.14	714,536,846.74	3,318,726.24
2013-1	1,190,477,000.00	1,190,477,000.00	0.00	83,333,390.00	9.47%	39,136,275.99	1,184,160.20	719,770,931.02	3,343,036.39
2013-2	714,286,000.00	714,286,000.00	0.00	50,000,020.00	5.68%	23,481,759.02	710,495.92	431,862,437.69	2,005,821.27
2014-1	1,488,096,000.00	1,488,096,000.00	0.00	104,166,720.00	11.83%	48,920,336.77	1,480,200.01	899,713,512.62	4,178,794.78
2014-5	583,092,000.00	583,092,000.00	0.00	40,816,440.00	4.64%	19,168,828.50	579,998.05	352,541,604.51	1,637,409.02
2015-1	1,142,858,000.00	1,142,858,000.00	0.00	80,000,060.00	9.09%	37,570,827.58	1,136,793.87	690,980,142.15	3,209,315.16
2009-D-II	90,908,000.00	90,908,000.00	0.00	6,363,560.00	0.72%	2,988,550.45	90,425.63	54,963,628.69	255,283.18

Total	8,480,287,000.00	8,480,287,000.00	0.00	593,620,090.00	67.42%	278,784,766.54	8,435,289.69	5,127,242,331.68	23,813,906.55

Other

2016-E-I	26,013,000.00	26,013,000.00	0.00	1,820,910.00	0.21%	855,163.05	25,874.97	15,727,646.34	73,048.37
2016-E-II	25,109,000.00	25,109,000.00	0.00	1,757,630.00	0.20%	825,444.55	24,975.77	15,181,081.45	70,509.80

Total	51,122,000.00	51,122,000.00	0.00	3,578,540.00	0.41%	1,680,607.60	50,850.74	30,908,727.79	143,558.17

Trust	12,577,654,000.00	12,577,654,000.00	0.00	880,435,780.00	100.00%	413,483,450.98	12,510,915.63	7,604,539,801.79	35,319,922.18

C.	Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess

Group 1
2014-2	1,156,070,000.00	19,846,580.37	1,189,788.78	1,695,302.86	1,926,783.34	0.00	4,811,874.98	19,703,774.95	0.00	14,891,899.97
2014-3	1,734,105,000.00	29,769,870.56	2,117,594.54	2,542,954.28	2,890,175.00	0.00	7,550,723.82	29,888,573.77	0.00	22,337,849.95
2014-4	1,156,070,000.00	19,846,580.37	1,356,696.42	1,695,302.86	1,926,783.34	0.00	4,978,782.62	19,870,682.59	0.00	14,891,899.97

Total	4,046,245,000.00	69,463,031.30	4,664,079.74	5,933,560.00	6,743,741.68	0.00	17,341,381.42	69,463,031.31	0.00	52,121,649.89

Group 2
2008-2	1,363,638,000.00	23,409,958.89	2,388,782.42	1,999,688.08	2,272,730.00	0.00	6,661,200.50	24,609,667.70	0.00	17,948,467.20
2012-1	606,062,000.00	10,404,437.62	416,610.37	888,751.23	1,010,103.33	0.00	2,315,464.93	10,292,570.24	0.00	7,977,105.31
2012-4	1,181,820,000.00	20,288,637.90	752,889.71	1,733,063.58	1,969,700.00	0.00	4,455,653.29	20,010,996.80	0.00	15,555,343.51
2012-A	119,050,000.00	2,043,764.99	48,772.82	174,579.23	198,416.67	0.00	421,768.72	1,988,727.85	0.00	1,566,959.13
2013-1	1,190,477,000.00	20,437,255.06	914,768.41	1,745,758.52	1,984,128.34	0.00	4,644,655.27	20,313,943.89	0.00	15,669,288.62
2013-2	714,286,000.00	12,262,349.61	552,600.17	1,047,454.82	1,190,476.67	0.00	2,790,531.66	12,192,102.20	0.00	9,401,570.54
2014-1	1,488,096,000.00	25,546,564.54	1,070,636.71	2,182,197.79	2,480,160.00	0.00	5,732,994.50	25,319,601.98	0.00	19,586,607.48
2014-5	583,092,000.00	10,010,105.14	385,578.81	855,067.20	971,820.00	0.00	2,212,466.01	9,887,235.74	0.00	7,674,769.73
2015-1	1,142,858,000.00	19,619,766.24	784,783.83	1,675,928.30	1,904,763.34	0.00	4,365,475.47	19,407,993.60	0.00	15,042,518.13

Total	8,389,379,000.00	144,022,839.99	7,315,423.25	12,302,488.75	13,982,298.35	0.00	33,600,210.35	144,022,840.00	0.00	110,422,629.65

Trust Total	12,435,624,000.00	213,485,871.29	11,979,502.99	18,236,048.75	20,726,040.03	0.00	50,941,591.77	213,485,871.31	0.00	162,544,279.54

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	69,463,031.30	17,341,381.42	52,121,649.88
Group 2	144,022,839.99	33,600,210.35	110,422,629.64

(1)	Series 2009-D-II, Series 2016-E-I and Series 2016-E-II do not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, Series 2016-E-I and Series 2016-E-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	69,929,989	0.28%	12,084	0.08%
61-90 Days Delinquent	48,491,732	0.19%	6,952	0.04%
91-120 Days Delinquent	38,196,130	0.15%	5,198	0.03%
120+ Days Delinquent	57,719,959	0.23%	7,729	0.05%

Total 30+ Days Delinquent	214,337,809	0.86%	31,963	0.20%

Loss Experience:

Ending Principal Receivables Balance	24,196,634,991.79
Defaulted Amount	35,319,922.17
Recoveries	12,510,915.64
Net Default Amount	22,809,006.53
Annualized Default Rate	1.72%
Annualized Recovery Rate	0.61%
Annualized Default Rate, Net of Recoveries	1.11%
Number of Accounts Experiencing a Loss	7,352
Number of Accounts Experiencing a Recovery	39,792
Average Net Default Amount per Account Experiencing a Loss	3,102.42

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 09, 2016 under CIK number 0001283434

F. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G. Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,611,295,545.81	1,363,638,000.00	1,247,657,545.81
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	44,828,848.54	23,409,958.89	21,418,889.65
Collections of Principal Receivables	824,465,313.34	430,541,932.63	393,923,380.71
Defaulted Amount	3,829,298.22	1,999,688.08	1,829,610.14

Ending Invested Amount / Transferor Amount	2,623,339,054.08	1,363,638,000.00	1,259,701,054.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	1.79456%	4.28456%	5.53456%
Monthly Interest Due	1,734,741.33	258,862.28	395,178.81	2,388,782.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,734,741.33	258,862.28	395,178.81	2,388,782.42
Investor Default Amount	1,759,723.40	109,984.18	129,980.50	1,999,688.08
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,494,464.73	493,848.13	672,887.64	6,661,200.50

Reallocated Investor Finance Charge Collections				24,609,667.70
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.5224%
Base Rate				4.3025%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,734,741.33	258,862.28	395,178.81	2,388,782.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,734,741.33	258,862.28	395,178.81	2,388,782.42
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.45

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.45

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$3.45

(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.45

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$18,343,646.02

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$395,178.81

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,948,467.21

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,656,481.59

a. Class A Monthly Interest	$1,734,741.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,759,723.40
e. Excess Spread	$18,162,016.86

2. Class B Available Funds	$1,353,548.15

a. Class B Monthly Interest	$258,862.28
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,094,685.87

3. Collateral Available Funds	$1,599,637.97

a. Excess Spread	$1,599,637.97

4. Total Excess Spread	$20,856,340.70

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2008-2 Allocable Principal Collections	$824,465,313.34

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$430,541,932.63

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$430,541,932.63

6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,999,688.08

8. Available Principal Collections (total of items 5, 6 and 7)	$432,541,620.71

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$88,637,000.00

2. Required Collateral Invested Amount	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$432,541,620.71

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

1. Excess Spread	$20,856,340.70
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$109,984.18
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$395,178.81
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$129,980.50
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,948,467.21

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	4.3025%
b. Prior Monthly Period	4.0954%
c. Second Prior Monthly Period	4.1399%
2. Three Month Average Base Rate	4.1793%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.5224%
b. Prior Monthly Period	21.1702%
c. Second Prior Monthly Period	20.2929%
4. Three Month average Series Adjusted Portfolio Yield	20.3285%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,363,638,000.00
Monthly Interest	$2,388,782.42
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,366,026,782.42

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,160,577,074.77	606,062,000.00	554,515,074.77
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	19,923,954.60	10,404,437.62	9,519,516.98
Collections of Principal Receivables	366,429,431.22	191,352,180.54	175,077,250.68
Defaulted Amount	1,701,912.19	888,751.23	813,160.96

Ending Invested Amount / Transferor Amount	1,165,929,751.00	606,062,000.00	559,867,751.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.80456%	1.33456%	1.68456%
Monthly Interest Due	324,058.89	39,093.56	53,457.92	416,610.37
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	324,058.89	39,093.56	53,457.92	416,610.37
Investor Default Amount	733,218.08	53,325.48	102,207.67	888,751.23
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,890,610.30	153,025.71	271,828.92	2,315,464.93

Reallocated Investor Finance Charge Collections				10,292,570.24
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2692%
Base Rate				2.9629%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	324,058.89	39,093.56	53,457.92	416,610.37
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	324,058.89	39,093.56	53,457.92	416,610.37
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.65

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.65

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.08

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.08

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,030,563.23

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$53,457.92

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,977,105.31

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,491,350.92

a. Class A Monthly Interest	$324,058.89
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$733,218.08
e. Excess Spread	$7,434,073.95

2. Class B Available Funds	$617,558.97

a. Class B Monthly Interest	$39,093.56
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$578,465.41

3. Collateral Available Funds	$1,183,660.35

a. Excess Spread	$1,183,660.35

4. Total Excess Spread	$9,196,199.71

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2012-1 Allocable Principal Collections	$366,429,431.22

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$191,352,180.54

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$191,352,180.54

6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00

7. Other amounts treated as Available Principal Collections:	$888,751.23

8. Available Principal Collections (total of items 5, 6 and 7)	$192,240,931.77

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$69,698,000.00

2. Required Collateral Invested Amount	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$192,240,931.77

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2012-1
1. Excess Spread	$9,196,199.71
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$53,325.48
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$53,457.92
10. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
11. Collateral Default Amount treated as Available Principal Collections	$102,207.67
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,977,105.31

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.9629%
b. Prior Monthly Period	2.7563%
c. Second Prior Monthly Period	2.8016%
2. Three Month Average Base Rate	2.8403%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2692%
b. Prior Monthly Period	19.7418%
c. Second Prior Monthly Period	18.9547%
4. Three Month average Series Adjusted Portfolio Yield	18.9886%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$606,062,000.00
Monthly Interest	$600,540.70
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$606,662,540.70

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,263,123,572.35	1,181,820,000.00	1,081,303,572.35
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	38,851,681.88	20,288,637.90	18,563,043.98
Collections of Principal Receivables	714,536,846.74	373,136,467.90	341,400,378.84
Defaulted Amount	3,318,726.24	1,733,063.58	1,585,662.66

Ending Invested Amount / Transferor Amount	2,273,561,283.05	1,181,820,000.00	1,091,741,283.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.77456%	1.08456%	1.33456%
Monthly Interest Due	608,352.33	61,952.18	82,585.20	752,889.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	608,352.33	61,952.18	82,585.20	752,889.71
Investor Default Amount	1,429,775.25	103,984.99	199,303.34	1,733,063.58
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,663,127.58	284,120.50	508,405.21	4,455,653.29

Reallocated Investor Finance Charge Collections				20,010,996.80
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2099%
Base Rate				2.8995%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	608,352.33	61,952.18	82,585.20	752,889.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	608,352.33	61,952.18	82,585.20	752,889.71
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.62

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.62

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.87

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.87

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,637,928.70

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$82,585.20

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,555,343.50

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,509,046.96

a. Class A Monthly Interest	$608,352.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,429,775.25
e. Excess Spread	$14,470,919.38

2. Class B Available Funds	$1,200,673.35

a. Class B Monthly Interest	$61,952.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,138,721.17

3. Collateral Available Funds	$2,301,276.48

a. Excess Spread	$2,301,276.48

4. Total Excess Spread	$17,910,917.03

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2012-4 Allocable Principal Collections	$714,536,846.74

3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$373,136,467.90

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$373,136,467.90

6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,733,063.58

8. Available Principal Collections (total of items 5, 6 and 7)	$374,869,531.48

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$135,910,000.00

2. Required Collateral Invested Amount	$135,910,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$374,869,531.48

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$17,910,917.03
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$103,984.99
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$82,585.20
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$199,303.34
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,555,343.50

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.8995%
b. Prior Monthly Period	2.6930%
c. Second Prior Monthly Period	2.7383%
2. Three Month Average Base Rate	2.7769%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2099%
b. Prior Monthly Period	19.6742%
c. Second Prior Monthly Period	18.8913%
4. Three Month average Series Adjusted Portfolio Yield	18.9251%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,181,820,000.00
Monthly Interest	$1,063,941.85
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,182,883,941.85

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	227,974,531.90	119,050,000.00	108,924,531.90
Beginning Adjusted Invested Amount	N/A	119,050,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	3,913,703.21	2,043,764.99	1,869,938.22
Collections of Principal Receivables	71,978,483.70	37,587,700.75	34,390,782.95
Defaulted Amount	334,310.10	174,579.23	159,730.87

Ending Invested Amount / Transferor Amount	229,025,969.05	119,050,000.00	109,975,969.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	N/A	N/A	N/A

Increase LIBOR Determination Date	N/A	October 27, 2016	October 27, 2016

Coupon (10/31/16 to 11/14/16)	N/A	1.38433%	1.68433%
Monthly Interest Due	40,251.04	3,090.52	5,431.26	48,772.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	40,251.04	3,090.52	5,431.26	48,772.82

Investor Default Amount	146,643.62	7,857.17	20,078.44	174,579.23
Investor Monthly Fees Due	166,666.67	8,930.00	22,820.00	198,416.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	353,561.33	19,877.69	48,329.70	421,768.72

Reallocated Investor Finance Charge Collections				1,988,727.85
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9422%
Base Rate				3.0946%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	100,000,000.00	5,358,000.00	13,692,000.00	119,050,000.00
Distributions of Interest	40,251.04	3,090.52	5,431.26	48,772.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	40,251.04	3,090.52	5,431.26	48,772.82
Ending Certificates Balance	100,000,000.00	5,358,000.00	13,692,000.00	119,050,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution:	$0.40

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.40

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.58

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.58

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$1,572,390.40

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$5,431.26

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$1,566,959.14

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$1,670,498.00

a. Class A Monthly Interest	$40,251.04
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$146,643.62
e. Excess Spread	$1,483,603.34

2. Class B Available Funds	$89,505.28

a. Class B Monthly Interest	$3,090.52
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$86,414.76

3. Collateral Available Funds	$228,724.58

a. Excess Spread	$228,724.58

4. Total Excess Spread	$1,798,742.68

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2012-A Allocable Principal Collections	$71,978,483.70

3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$37,587,700.75

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$37,587,700.75

6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00

7. Other amounts treated as Available Principal Collections	$174,579.23

8. Available Principal Collections (total of items 5, 6 & 7)	$37,762,279.98

L. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$37,762,279.98

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$1,798,742.68
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$7,857.17
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$5,431.26
10. Applied to unpaid Monthly Servicing Fee	$198,416.67
11. Collateral Default Amount treated as Available Principal Collections	$20,078.44
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$1,566,959.14
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P. Funding of Excess Overpayment Account Amount

1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0946%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9422%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A

R. Reassignment Amount
1. Adjusted Invested Amount	119,050,000.00
2. Monthly Interest	63,120.37
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	119,113,120.37

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,279,701,275.18	1,190,477,000.00	1,089,224,275.18
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	39,136,275.99	20,437,255.06	18,699,020.93
Collections of Principal Receivables	719,770,931.02	375,869,745.73	343,901,185.29
Defaulted Amount	3,343,036.39	1,745,758.52	1,597,277.87

Ending Invested Amount / Transferor Amount	2,290,215,443.61	1,190,477,000.00	1,099,738,443.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.95456%	1.23456%	1.48456%
Monthly Interest Due	768,951.11	53,277.71	92,539.59	914,768.41
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	768,951.11	53,277.71	92,539.59	914,768.41
Investor Default Amount	1,466,436.16	78,559.92	200,762.44	1,745,758.52
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,902,053.94	221,124.30	521,477.03	4,644,655.27

Reallocated Investor Finance Charge Collections				20,313,943.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3645%
Base Rate				3.0648%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	768,951.11	53,277.71	92,539.59	914,768.41
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	768,951.11	53,277.71	92,539.59	914,768.41
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.77

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.77

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.99

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.99

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,761,828.20

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$92,539.59

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,669,288.61

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,063,701.26

a. Class A Monthly Interest	$768,951.11
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,466,436.16
e. Excess Spread	$14,828,313.99

2. Class B Available Funds	$914,136.60

a. Class B Monthly Interest	$53,277.71
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$860,858.89

3. Collateral Available Funds	$2,336,106.02

a. Excess Spread	$2,336,106.02

4. Total Excess Spread	$18,025,278.90

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2013-1 Allocable Principal Collections	$719,770,931.02

3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$375,869,745.73

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$375,869,745.73

6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,745,758.52

8. Available Principal Collections (total of items 5, 6 and 7)	$377,615,504.25

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$136,905,000.00

2. Required Collateral Invested Amount	$136,905,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$377,615,504.25

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2013-1
1. Excess Spread	$18,025,278.90
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$78,559.92
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$92,539.59
10. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
11. Collateral Default Amount treated as Available Principal Collections	$200,762.44
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,669,288.61

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0648%

b. Prior Monthly Period	2.8583%
c. Second Prior Monthly Period	2.9036%
2. Three Month Average Base Rate	2.9422%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3645%
b. Prior Monthly Period	19.8506%
c. Second Prior Monthly Period	19.0566%
4. Three Month average Series Adjusted Portfolio Yield	19.0906%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,190,477,000.00
Monthly Interest	$1,180,149.95
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,191,657,149.95

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,367,820,382.12	714,286,000.00	653,534,382.12
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	23,481,759.02	12,262,349.61	11,219,409.41
Collections of Principal Receivables	431,862,437.69	225,521,784.29	206,340,653.40
Defaulted Amount	2,005,821.27	1,047,454.82	958,366.45

Ending Invested Amount / Transferor Amount	1,374,128,881.41	714,286,000.00	659,842,881.41

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.95456%	1.23456%	1.58456%
Monthly Interest Due	461,370.67	31,966.43	59,263.07	552,600.17
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	461,370.67	31,966.43	59,263.07	552,600.17
Investor Default Amount	879,861.69	47,135.66	120,457.47	1,047,454.82
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,341,232.36	132,673.76	316,625.54	2,790,531.66

Reallocated Investor Finance Charge Collections				12,192,102.20
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3707%
Base Rate				3.0714%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	461,370.67	31,966.43	59,263.07	552,600.17
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	461,370.67	31,966.43	59,263.07	552,600.17
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.77

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.77

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.99

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.99

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$9,460,833.61

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$59,263.07

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,401,570.54

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$10,241,361.75

a. Class A Monthly Interest	$461,370.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$879,861.69
e. Excess Spread	$8,900,129.39

2. Class B Available Funds	$548,646.82

a. Class B Monthly Interest	$31,966.43
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$516,680.39

3. Collateral Available Funds	$1,402,093.63

a. Excess Spread	$1,402,093.63

4. Total Excess Spread	$10,818,903.41

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2013-2 Allocable Principal Collections	$431,862,437.69

3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$225,521,784.29

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$225,521,784.29

6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,047,454.82

8. Available Principal Collections (total of items 5, 6 and 7)	$226,569,239.11

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$82,143,000.00

2. Required Collateral Invested Amount	$82,143,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$226,569,239.11

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2013-2
1. Excess Spread	$10,818,903.41
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$47,135.66
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$59,263.07
10. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
11. Collateral Default Amount treated as Available Principal Collections	$120,457.47
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,401,570.54

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0714%
b. Prior Monthly Period	2.8649%
c. Second Prior Monthly Period	2.9102%
2. Three Month Average Base Rate	2.9488%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3707%
b. Prior Monthly Period	19.8576%
c. Second Prior Monthly Period	19.0632%
4. Three Month average Series Adjusted Portfolio Yield	19.0972%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$714,286,000.00
Monthly Interest	$711,831.77
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,997,831.77

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,849,626,115.24	1,488,096,000.00	1,361,530,115.24
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	48,920,336.77	25,546,564.54	23,373,772.23
Collections of Principal Receivables	899,713,512.62	469,837,103.23	429,876,409.39
Defaulted Amount	4,178,794.78	2,182,197.79	1,996,596.99

Ending Invested Amount / Transferor Amount	2,862,768,823.56	1,488,096,000.00	1,374,672,823.56

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.90456%	1.03456%	1.33456%
Monthly Interest Due	910,841.67	55,807.50	103,987.54	1,070,636.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	910,841.67	55,807.50	103,987.54	1,070,636.71
Investor Default Amount	1,833,045.21	98,198.43	250,954.15	2,182,197.79
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,827,220.21	265,612.60	640,161.69	5,732,994.50

Reallocated Investor Finance Charge Collections				25,319,601.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3069%
Base Rate				3.0032%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	910,841.67	55,807.50	103,987.54	1,070,636.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	910,841.67	55,807.50	103,987.54	1,070,636.71
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.73

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.73

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,690,595.01

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$103,987.54

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,586,607.47

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,268,454.77

a. Class A Monthly Interest	$910,841.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,833,045.21
e. Excess Spread	$18,524,567.89

2. Class B Available Funds	$1,139,376.64

a. Class B Monthly Interest	$55,807.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,083,569.14

3. Collateral Available Funds	$2,911,770.56

a. Excess Spread	$2,911,770.56

4. Total Excess Spread	$22,519,907.59

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2014-1 Allocable Principal Collections	$899,713,512.62

3. Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections	$469,837,103.23

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$469,837,103.23

6. Shared Principal Collections from other Series allocated to Series 2014-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,182,197.79

8. Available Principal Collections (total of items 5, 6 and 7)	$472,019,301.02

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$171,132,000.00

2. Required Collateral Invested Amount	$171,132,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$472,019,301.02

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
1. Excess Spread	$22,519,907.59
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$98,198.43
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$103,987.54
9. Applied to unpaid Monthly Servicing Fee	$2,480,160.00
10. Collateral Default Amount treated as Available Principal Collections	$250,954.15
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,586,607.47

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0032%
b. Prior Monthly Period	2.7967%
c. Second Prior Monthly Period	2.8420%
2. Three Month Average Base Rate	2.8806%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3069%
b. Prior Monthly Period	19.7849%
c. Second Prior Monthly Period	18.9950%
4. Three Month average Series Adjusted Portfolio Yield	19.0289%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,488,096,000.00
Monthly Interest	$1,357,410.61
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,489,453,410.61

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,213,813,667.30	1,156,070,000.00	1,057,743,667.30
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	38,005,164.81	19,846,580.37	18,158,584.44
Collections of Principal Receivables	698,968,212.09	365,006,410.83	333,961,801.26
Defaulted Amount	3,246,416.42	1,695,302.86	1,551,113.56

Ending Invested Amount / Transferor Amount	2,224,023,956.69	1,156,070,000.00	1,067,953,956.69

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon October 17, 2016 to November 14, 2016	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Investor Default Amount	1,466,436.16	63,574.41	165,292.29	1,695,302.86
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,183,102.83	187,130.46	441,641.69	4,811,874.98

Reallocated Investor Finance Charge Collections				19,703,774.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3410%
Base Rate				3.3930%
Excess Spread Percentage				15.4578%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.05

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.05

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.18

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.18

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,980,387.70

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,487.73

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,891,899.97

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,043,755.96

a. Class A Monthly Interest	$1,050,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,466,436.16
e. Excess Spread	$14,527,319.80

2. Class B Available Funds	$738,897.95

a. Class B Monthly Interest	$51,301.05
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$687,596.90

3. Collateral Available Funds	$1,921,121.04

a. Excess Spread	$1,921,121.04

4. Total Excess Spread	$17,136,037.74

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2014-2 Allocable Principal Collections	$698,968,212.09

3. Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections	$365,006,410.83

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$365,006,410.83

6. Shared Principal Collections from other Series allocated to Series 2014-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,695,302.86

8. Available Principal Collections (total of items 5, 6 and 7)	$366,701,713.69

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$112,717,000.00

2. Required Collateral Invested Amount	$112,717,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$366,701,713.69

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-I Allocated to Series 2014-2
1. Excess Spread	$17,136,037.74
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-I	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$63,574.41
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$88,487.73
10. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
11. Collateral Default Amount treated as Available Principal Collections	$165,292.29
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,891,899.97

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.3930%

b. Prior Monthly Period	3.0749%
c. Second Prior Monthly Period	3.1741%
2. Three Month Average Base Rate	3.2140%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3410%
b. Prior Monthly Period	19.8989%
c. Second Prior Monthly Period	19.0988%
4. Three Month average Series Adjusted Portfolio Yield	19.1129%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,343,329.41
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,413,329.41

Series 2014-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,320,720,500.94	1,734,105,000.00	1,586,615,500.94
Beginning Adjusted Invested Amount	N/A	1,734,105,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	57,007,747.22	29,769,870.56	27,237,876.66
Collections of Principal Receivables	1,048,452,318.14	547,509,616.25	500,942,701.89
Defaulted Amount	4,869,624.62	2,542,954.28	2,326,670.34

Ending Invested Amount / Transferor Amount	3,336,035,935.04	1,734,105,000.00	1,601,930,935.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon October 17, 2016 to November 14, 2016	1.49000%	1.73000%	2.03000%
Monthly Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Investor Default Amount	2,199,654.24	95,360.88	247,939.16	2,542,954.28
Investor Monthly Fees Due	2,500,000.00	108,381.67	281,793.33	2,890,175.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,562,154.24	297,492.69	691,076.89	7,550,723.82

Reallocated Investor Finance Charge Collections				29,888,573.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5671%
Base Rate				3.6347%
Excess Spread Percentage				15.4578%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00
Distributions of Interest	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Ending Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.24

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.44

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.44

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$22,499,194.34

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$161,344.40

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,337,849.94

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$25,853,602.09

a. Class A Monthly Interest	$1,862,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,199,654.24
e. Excess Spread	$21,791,447.85

2. Class B Available Funds	$1,120,822.59

a. Class B Monthly Interest	$93,750.14
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,027,072.45

3. Collateral Available Funds	$2,914,149.08

a. Excess Spread	$2,914,149.08

4. Total Excess Spread	$25,732,669.38

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2014-3 Allocable Principal Collections	$1,048,452,318.14

3. Principal Allocation Percentage of Series 2014-3 Allocable Principal Collections	$547,509,616.25

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$547,509,616.25

6. Shared Principal Collections from other Series allocated to Series 2014-3	$0.00

7. Other amounts treated as Available Principal Collections:	$2,542,954.28

8. Available Principal Collections (total of items 5, 6 and 7)	$550,052,570.53

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$169,076,000.00

2. Required Collateral Invested Amount	$169,076,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$550,052,570.53

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-I Allocated to Series 2014-3
1. Excess Spread	$25,732,669.38
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2016-E-I	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$95,360.88
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$161,344.40
10. Applied to unpaid Monthly Servicing Fee	$2,890,175.00
11. Collateral Default Amount treated as Available Principal Collections	$247,939.16
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,337,849.94

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.6347%
b. Prior Monthly Period	3.2939%
c. Second Prior Monthly Period	3.4002%
2. Three Month Average Base Rate	3.4429%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5671%
b. Prior Monthly Period	20.1325%
c. Second Prior Monthly Period	19.3248%
4. Three Month average Series Adjusted Portfolio Yield	19.3415%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,734,105,000.00
Monthly Interest	$2,451,087.04
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,736,556,087.04

Series 2014-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,213,813,667.30	1,156,070,000.00	1,057,743,667.30
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	38,005,164.81	19,846,580.37	18,158,584.44
Collections of Principal Receivables	698,968,212.09	365,006,410.83	333,961,801.26
Defaulted Amount	3,246,416.42	1,695,302.86	1,551,113.56

Ending Invested Amount / Transferor Amount	2,224,023,956.69	1,156,070,000.00	1,067,953,956.69

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon October 17, 2016 to November 14, 2016	1.43000%	1.62000%	2.01000%
Monthly Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Investor Default Amount	1,466,436.16	63,574.41	165,292.29	1,695,302.86
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,324,769.50	194,355.96	459,657.16	4,978,782.62

Reallocated Investor Finance Charge Collections				19,870,682.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5110%
Base Rate				3.5747%
Excess Spread Percentage				15.4578%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.19

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.19

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.35

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.35

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,998,403.17

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$106,503.20

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,891,899.97

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$17,188,130.99

a. Class A Monthly Interest	$1,191,666.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,466,436.16
e. Excess Spread	$14,530,028.16

2. Class B Available Funds	$745,157.04

a. Class B Monthly Interest	$58,526.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$686,630.49

3. Collateral Available Funds	$1,937,394.56

a. Excess Spread	$1,937,394.56

4. Total Excess Spread	$17,154,053.21

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2014-4 Allocable Principal Collections	$698,968,212.09

3. Principal Allocation Percentage of Series 2014-4 Allocable Principal Collections	$365,006,410.83

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$365,006,410.83

6. Shared Principal Collections from other Series allocated to Series 2014-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,695,302.86

8. Available Principal Collections (total of items 5, 6 and 7)	$366,701,713.69

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$112,717,000.00

2. Required Collateral Invested Amount	$112,717,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$366,701,713.69

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-4
1. Excess Spread	$17,154,053.21
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$63,574.41
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$106,503.20
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$165,292.29
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,891,899.97

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5747%
b. Prior Monthly Period	3.2396%
c. Second Prior Monthly Period	3.3441%
2. Three Month Average Base Rate	3.3862%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5110%
b. Prior Monthly Period	20.0746%
c. Second Prior Monthly Period	19.2688%
4. Three Month average Series Adjusted Portfolio Yield	19.2848%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,566,330.55
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,636,330.55

Series 2014-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,116,590,724.52	583,092,000.00	533,498,724.52
Beginning Adjusted Invested Amount	N/A	583,092,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	19,168,828.50	10,010,105.14	9,158,723.36
Collections of Principal Receivables	352,541,604.51	184,099,853.91	168,441,750.60
Defaulted Amount	1,637,409.02	855,067.20	782,341.82

Ending Invested Amount / Transferor Amount	1,121,740,532.11	583,092,000.00	538,648,532.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.82456%	0.98456%	1.33456%
Monthly Interest Due	332,114.44	12,718.44	40,745.93	385,578.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	332,114.44	12,718.44	40,745.93	385,578.81
Investor Default Amount	733,218.09	23,515.77	98,333.34	855,067.20
Investor Monthly Fees Due	833,333.33	26,726.67	111,760.00	971,820.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,898,665.86	62,960.88	250,839.27	2,212,466.01

Reallocated Investor Finance Charge Collections				9,887,235.74
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2384%
Base Rate				2.9300%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00
Distributions of Interest	332,114.44	12,718.44	40,745.93	385,578.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	332,114.44	12,718.44	40,745.93	385,578.81
Ending Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.66

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.66

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.79

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.79

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,715,515.66

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$40,745.93

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,674,769.73

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,478,281.08

a. Class A Monthly Interest	$332,114.44
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$733,218.09
e. Excess Spread	$7,412,948.55

2. Class B Available Funds	$271,915.43

a. Class B Monthly Interest	$12,718.44
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$259,196.99

3. Collateral Available Funds	$1,137,039.23

a. Excess Spread	$1,137,039.23

4. Total Excess Spread	$8,809,184.77

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2014-5 Allocable Principal Collections	$352,541,604.51

3. Principal Allocation Percentage of Series 2014-5 Allocable Principal Collections	$184,099,853.91

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$184,099,853.91

6. Shared Principal Collections from other Series allocated to Series 2014-5	$0.00

7. Other amounts treated as Available Principal Collections:	$855,067.20

8. Available Principal Collections (total of items 5, 6 and 7)	$184,954,921.11

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$67,056,000.00

2. Required Collateral Invested Amount	$67,056,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$184,954,921.11

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-5
1. Excess Spread	$8,809,184.77
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$23,515.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$40,745.93
9. Applied to unpaid Monthly Servicing Fee	$971,820.00
10. Collateral Default Amount treated as Available Principal Collections	$98,333.34
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,674,769.73

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.9300%
b. Prior Monthly Period	2.7234%
c. Second Prior Monthly Period	2.7687%
2. Three Month Average Base Rate	2.8074%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2384%
b. Prior Monthly Period	19.7067%
c. Second Prior Monthly Period	18.9218%
4. Three Month average Series Adjusted Portfolio Yield	18.9556%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$583,092,000.00
Monthly Interest	$492,077.36
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$583,584,077.36

Series 2015-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,188,513,377.37	1,142,858,000.00	1,045,655,377.37
Beginning Adjusted Invested Amount	N/A	1,142,858,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	37,570,827.58	19,619,766.24	17,951,061.34
Collections of Principal Receivables	690,980,142.15	360,834,981.16	330,145,160.99
Defaulted Amount	3,209,315.16	1,675,928.30	1,533,386.86

Ending Invested Amount / Transferor Amount	2,198,606,979.76	1,142,858,000.00	1,055,748,979.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 13, 2016	October 13, 2016	October 13, 2016
Coupon October 17, 2016 to November 14, 2016	0.82456%	1.13456%	1.53456%
Monthly Interest Due	664,228.89	28,724.57	91,830.37	784,783.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	664,228.89	28,724.57	91,830.37	784,783.83
Investor Default Amount	1,466,436.16	46,088.62	163,403.52	1,675,928.30
Investor Monthly Fees Due	1,666,666.67	52,381.67	185,715.00	1,904,763.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,797,331.72	127,194.86	440,948.89	4,365,475.47

Reallocated Investor Finance Charge Collections				19,407,993.60
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2683%
Base Rate				2.9620%
Excess Spread Percentage				15.7946%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00
Distributions of Interest	664,228.89	28,724.57	91,830.37	784,783.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	664,228.89	28,724.57	91,830.37	784,783.83
Ending Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.66

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.66

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.91

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.91

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$15,134,348.49

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$91,830.37

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,042,518.12

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,981,981.66

a. Class A Monthly Interest	$664,228.89
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,466,436.16
e. Excess Spread	$14,851,316.61

2. Class B Available Funds	$533,726.70

a. Class B Monthly Interest	$28,724.57
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$505,002.13

3. Collateral Available Funds	$1,892,285.23

a. Excess Spread	$1,892,285.23

4. Total Excess Spread	$17,248,603.97

K. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2015-1 Allocable Principal Collections	$690,980,142.15

3. Principal Allocation Percentage of Series 2015-1 Allocable Principal Collections	$360,834,981.16

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$360,834,981.16

6. Shared Principal Collections from other Series allocated to Series 2015-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,675,928.30

8. Available Principal Collections (total of items 5, 6 and 7)	$362,510,909.46

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$111,429,000.00

2. Required Collateral Invested Amount	$111,429,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$362,510,909.46

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2015-1
1. Excess Spread	$17,248,603.97
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$46,088.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$91,830.37
9. Applied to unpaid Monthly Servicing Fee	$1,904,763.34
10. Collateral Default Amount treated as Available Principal Collections	$163,403.52
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,042,518.12

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.9620%
b. Prior Monthly Period	2.7552%
c. Second Prior Monthly Period	2.8002%
2. Three Month Average Base Rate	2.8392%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2683%
b. Prior Monthly Period	19.7407%
c. Second Prior Monthly Period	18.9533%
4. Three Month average Series Adjusted Portfolio Yield	18.9874%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount	$1,142,858,000.00
Monthly Interest	$935,421.64
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,143,793,421.64

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	174,084,071.78	90,908,000.00	83,176,071.78
Beginning Adjusted Invested Amount	N/A	90,908,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	2,988,550.45	1,560,643.32	1,427,907.13
Collections of Principal Receivables	54,963,628.69	28,702,416.63	26,261,212.06
Defaulted Amount	255,283.18	133,310.78	121,972.40

Ending Invested Amount / Transferor Amount	174,886,961.74	90,908,000.00	83,978,961.74

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			October 13, 2016
Coupon October 17, 2016 - November 14, 2016			20.53456%
Monthly Interest Due			1,503,775.49
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			1,503,775.49
Investor Default Amount			133,310.78
Investor Monthly Fees Due			151,513.33
Investor Additional Amounts Due			0.00
Total Due			1,788,599.60

Investor Finance Charge Collections			1,560,643.32
Series Adjusted Portfolio Yield			18.49%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			90,908,000.00
Distributions of Interest			1,503,775.49
Distributions of Principal			0.00
Total Distributions			1,503,775.49
Ending Certificates Balance			90,908,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$16.54

(2) The amount of the distribution in respect of Monthly Interest	$16.54

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00

Series 2009-D-II
Invested Amount	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$1,560,643.32

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$133,310.78
d. Monthly Interest	$1,427,332.54
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$0.00

H. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2009-D-II Allocable Principal Collections	$54,963,628.69

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$28,702,416.63

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$28,702,416.63

6. Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00

7. Other amounts treated as Available Principal Collections	$133,310.78

8. Available Principal Collections (total of items 5, 6 and 7)	$28,835,727.41

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$28,835,727.41

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II

1. Excess Spread	$0.00

2. Excess Finance Charge Collections	$227,956.28

3. Applied to fund Required Amount	$76,442.95

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$151,513.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2008-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2016-E-I Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	49,813,536.31	26,013,000.00	23,800,536.31
Beginning Adjusted Invested Amount	N/A	26,013,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	855,163.05	446,572.52	408,590.53
Collections of Principal Receivables	15,727,646.34	8,213,094.16	7,514,552.18
Defaulted Amount	73,048.37	38,146.40	34,901.97

Ending Invested Amount / Transferor Amount	50,043,280.41	26,013,000.00	24,030,280.41

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			N/A
Coupon October 17, 2016 - November 14, 2016			4.88000%
Monthly Interest Due			105,786.20
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			105,786.20
Investor Default Amount			38,146.40
Investor Monthly Fees Due			43,355.00
Investor Additional Amounts Due			0.00
Total Due			187,287.60

Investor Finance Charge Collections			446,572.52
Series Adjusted Portfolio Yield			18.49%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			26,013,000.00
Distributions of Interest			105,786.20
Distributions of Principal			0.00
Total Distributions			105,786.20
Ending Certificates Balance			26,013,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2016-E-I Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$4.07

(2) The amount of the distribution in respect of Monthly Interest	$4.07

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2016-E-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1)    The amount of reductions in the Scheduled Partial Amortization Amount for each of the following Referenced Series pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount:

a. Series 2013-3	$0.00
b. Series 2014-2	$0.00
c. Series 2014-3	$0.00

(2) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The total amount reimbursed in respect of the reductions in the Scheduled Partial Amortization Amount for each of the following References Series:

a. Series 2013-3	$0.00
b. Series 2014-2	$0.00
c. Series 2014-3	$0.00

(4) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Series 2016-E-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2016-E-I Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2013-3	4,336,000.00	0.00	0.00	0.00	0.00	4,336,000.00
2014-2	8,671,000.00	0.00	0.00	0.00	0.00	8,671,000.00
2014-3	13,006,000.00	0.00	0.00	0.00	0.00	13,006,000.00

Series 2016-E-I
Invested Amount	26,013,000.00	0.00	0.00	0.00	0.00	26,013,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$446,572.52

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$38,146.40
d. Monthly Interest	$105,786.20
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$302,639.92

H. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2016-E-I Allocable Principal Collections	$15,727,646.34

3. Principal Allocation Percentage of Series 2016-E-I Allocable Principal Collections	$8,213,094.16

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$8,213,094.16

6. Shared Principal Collections from other Series allocated to Series 2016-E-I	$0.00

7. Other amounts treated as Available Principal Collections	$38,146.40

8. Available Principal Collections (total of items 5, 6 and 7)	$8,251,240.56

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$8,251,240.56

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2016-E-I

1. Excess Spread	$302,639.92

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Required Amount	$0.00

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$43,355.00

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2016-E-II Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$259,284.92

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2013-3	0.00	0.00	0.00	0.00	0.00

2014-2	0.00	0.00	0.00	0.00	0.00

2014-3	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2016-E-II:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2016-E-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	48,082,423.53	25,109,000.00	22,973,423.53
Beginning Adjusted Invested Amount	N/A	25,109,000.00	N/A
Floating Allocation Percentage	N/A	52.2207%	47.7793%
Principal Allocation Percentage	N/A	52.2207%	47.7793%
Collections of Finance Charge Receivables	825,444.55	431,053.30	394,391.25
Collections of Principal Receivables	15,181,081.45	7,927,673.90	7,253,407.55
Defaulted Amount	70,509.80	36,820.74	33,689.06

Ending Invested Amount / Transferor Amount	48,304,183.59	25,109,000.00	23,195,183.59

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			N/A
Coupon October 17, 2016 - November 14, 2016			5.23000%
Monthly Interest Due			109,433.39
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			109,433.39
Investor Default Amount			36,820.74
Investor Monthly Fees Due			41,848.33
Investor Additional Amounts Due			0.00
Total Due			188,102.46

Investor Finance Charge Collections			431,053.30
Series Adjusted Portfolio Yield			18.49%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			25,109,000.00
Distributions of Interest			109,433.39
Distributions of Principal			0.00
Total Distributions			109,433.39
Ending Certificates Balance			25,109,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2016-E-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$4.36

(2) The amount of the distribution in respect of Monthly Interest	$4.36

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2016-E-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1)    The amount of reductions in the Scheduled Partial Amortization Amount for each of the following Referenced Series pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount:

a. Series 2012-1	$0.00
b. Series 2013-1	$0.00
c. Series 2013-2	$0.00

(2) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The total amount reimbursed in respect of the reductions in the Scheduled Partial Amortization Amount for each of the following References Series:

a. Series 2012-1	$0.00
b. Series 2013-1	$0.00
c. Series 2013-2	$0.00

(4) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Series 2016-E-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2016-E-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2012-1	6,061,000.00	0.00	0.00	0.00	0.00	6,061,000.00
2013-1	11,905,000.00	0.00	0.00	0.00	0.00	11,905,000.00
2013-2	7,143,000.00	0.00	0.00	0.00	0.00	7,143,000.00

Series 2016-E-II
Invested Amount	25,109,000.00	0.00	0.00	0.00	0.00	25,109,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections

1. Available Funds	$431,053.30

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$36,820.74
d. Monthly Interest	$109,433.39
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread	$284,799.17

H. Reallocated Principal Collections

1. Principal Allocation Percentage	52.2207%

2. Series 2016-E-II Allocable Principal Collections	$15,181,081.45

3. Principal Allocation Percentage of Series 2016-E-II Allocable Principal Collections	$7,927,673.90

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4	$7,927,673.90

6. Shared Principal Collections from other Series allocated to Series 2016-E-II	$0.00

7. Other amounts treated as Available Principal Collections	$36,820.74

8. Available Principal Collections (total of items 5, 6 and 7)	$7,964,494.64

I. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$7,964,494.64

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2016-E-II

1. Excess Spread	$284,799.17

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Required Amount	$0.00

4. Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to unpaid Monthly Servicing Fee	$41,848.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2016-E-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$242,950.84

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2012-1	0.00	0.00	0.00	0.00	0.00

2013-1	0.00	0.00	0.00	0.00	0.00

2013-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2016-E-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00